Fees Summary	Apr. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,953,222,397.86
Previously Paid Amount	0
Total Fee Amount	269,740.01
Total Offset Amount	0
Net Fee	$ 269,740.01